CONDENSED CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Temporary equity, shares issued	909,091
Temporary equity, shares outstanding	909,091
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	200,000,000	200,000,000	160,000,000
Common stock, issued	105,190,479	93,808,386	55,536,292
Common stock, outstanding	105,190,479	93,808,386	55,536,292
Cash, dedicated for clinical trials and related matters (in dollars)		$ 1,524,000
Series A Preferred Stock [Member]
Convertible preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Convertible preferred stock, authorized		5,000,000	5,000,000
Convertible preferred stock, issued		0	97,663
Convertible preferred stock, outstanding		0	97,663
Preferred stock, liquidation preference, value (in dollars)		0	97,663
Series B Preferred Stock [Member]
Convertible preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Convertible preferred stock, authorized		5,000,000	5,000,000
Convertible preferred stock, issued		0	65,784
Convertible preferred stock, outstanding		0	65,784
Preferred stock, liquidation preference, value (in dollars)		0	65,784
Series D Preferred Stock [Member]
Convertible preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Convertible preferred stock, authorized		2,000,000	2,000,000
Convertible preferred stock, issued		0	3,300
Convertible preferred stock, outstanding		0	3,300
Preferred stock, liquidation preference, value (in dollars)		$ 0	$ 3,300,000